MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 72.9%	Shares	Value
Accommodation and Food Services - 3.4%
Restaurants and Other Eating Places - 3.4%
Domino's Pizza, Inc.	135,774	$ 42,168,689

Administrative and Support and Waste Management and Remediation Services - 3.6%
Credit Bureaus - 3.6%
Moody's Corporation	99,425	45,064,381

Construction - 2.3%
Residential Building Construction - 2.3%
NVR, Inc. (a)	4,701	28,698,665

Educational Services - 0.6%
Colleges, Universities, and Professional Schools - 0.6%
Strategic Education, Inc.	104,809	8,044,091

Finance and Insurance - 32.1%
Direct Insurance (except Life, Health, and Medical) Carriers - 11.8%
Arch Capital Group Ltd. (a)	700,881	62,616,708
Progressive Corporation (The)	444,687	84,668,405
		147,285,113
Direct Life, Health and Medical Insurance Carriers - 9.8%
UnitedHealth Group, Inc.	321,004	122,081,031

Financial Transactions Processing, Reserve, and Clearinghouse Activities - 10.5%
Mastercard, Inc. - Class A	125,114	61,803,814
Visa, Inc. - Class A	210,174	68,592,387
		130,396,201
Information - 2.4%
Motion Picture and Video Production - 2.4%
Walt Disney Company (The)	298,047	30,350,126

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 72.9% (Continued)	Shares	Value
Manufacturing - 2.9%
Engine, Turbine, and Power Transmission Equipment - 1.3%
Cummins, Inc.	25,687	$ 16,609,985

Footwear Manufacturing - 1.6%
NIKE, Inc. - Class B	434,663	20,094,470

Retail Trade - 18.4%
Automotive Parts and Accessories Retailers - 12.8%
AutoZone, Inc. (a)	34,055	99,957,895
O'Reilly Automotive, Inc. (a)	679,069	58,997,515
		158,955,410
Clothing and Clothing Accessories Retailers - 5.6%
Ross Stores, Inc.	167,734	38,869,000
TJX Companies, Inc. (The)	202,221	31,293,700
		70,162,700
Transportation and Warehousing - 4.7%
Freight Transportation Arrangement - 4.7%
Expeditors International of Washington, Inc.	368,011	58,142,058

Wholesale Trade - 2.5%
Industrial Supplies Merchant Wholesalers - 2.5%
Fastenal Company	695,177	30,726,823

Total Common Stocks (Cost $688,232,052)		$ 908,779,743

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 27.4%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 3.51% (b)	214,687,740	$ 214,687,740
Vanguard Treasury Money Market Fund - Investor Shares, 3.60% (b)	126,813,532	126,813,532
Total Money Market Funds (Cost $341,501,272)		$ 341,501,272

Investments at Value - 100.3% (Cost $1,029,733,324)		$ 1,250,281,015

Liabilities in Excess of Other Assets - (0.3%)		(3,266,427)

Net Assets - 100.0%		$ 1,247,014,588

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2026.